Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Revenue generated	¥ 3,606	¥ 7,850	¥ 622
Amount due from related parties	38,772	37,565		$ 5,584
Amount due to related parties	0	¥ 7,469		$ 0
Acquisition percentage		100.00%
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Fees paid		¥ 69,000
Amount due from related parties	10,392	18,702
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	246,136	141,412	69,072
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid		2,059	1,603
Ahead (Shanghai) Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Fees paid	4,285	1,134	484
Revenue generated	3,606	7,850	¥ 622
Amount due from related parties	28,380	18,863
Ahead (Shanghai) Trade Co., Ltd [Member] | Services Provided [Member]
Related Party Transaction [Line Items]
Amount due from related parties	27,944	15,951
Investors and Founding Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties		7,469
Amount of transaction		61,472
Founding Shareholders [Member]
Related Party Transaction [Line Items]
Amount of transaction		20,963
Investors [Member]
Related Party Transaction [Line Items]
Amount of transaction		47,978
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	¥ 436	¥ 2,912